LEASE LIABILITIES - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LEASE LIABILITIES
Lease liabilities	$ 153.8	$ 142.3	$ 114.2
Minimum
LEASE LIABILITIES
Interest rates on lease liabilities (as a percent)	1.90%	1.90%
Maximum
LEASE LIABILITIES
Interest rates on lease liabilities (as a percent)	8.50%	8.50%
Affiliated
LEASE LIABILITIES
Lease liabilities	$ 25.9	$ 26.3